EATON VANCE MULTI-STRATEGY ABSOLUTE
RETURN FUND

EATON VANCE MULTI-STRATEGY ALL MARKET FUND

Supplement to Prospectus and SAI dated March 1, 2018

Eaton Vance Multi-Asset Credit Fund (formerly Eaton Vance Multi-Strategy All Market Fund) is now offered through a separate stand-alone prospectus and is no longer included herein.

September 17, 2018	30206 9.17.18